CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	8.75% Series A Preferred Units [Member]	Common units public [Member]	Common units Hegh LNG [Member]	Subordinated unit Hegh LNG [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2017	$ 113,404	$ 317,149	$ 6,513	$ 40,341	$ (2,748)	$ 474,659
Net income	12,303	34,409	4,257	26,653	0	77,622
Cash distributions to unitholders	(13,107)	(31,211)	(3,881)	(24,298)	0	(72,497)
Repayment of indemnifications received from Hoegh LNG	0	0	(325)	(2,028)	0	(2,353)
Cash distributions from Hegh LNG	0	0	234	1,467	0	1,701
Other comprehensive income	0	0	0	0	(2,589)	(2,589)
Net proceeds from issuance of common units	0	4,563	0	0	0	4,563
Net proceeds from issuance of Series A Preferred Units	38,659	0	0	0	0	38,659
Issuance of units for Board of Directors' fees	0	200	0	0	0	200
Other and contributions from owners	0	140	46	286	0	472
Balance at Dec. 31, 2018	151,259	325,250	6,844	42,421	(5,337)	520,437
Net income	13,850	20,186	12,973	5,732	0	52,741
Cash distributions to unitholders	(13,692)	(31,663)	(10,051)	(18,398)	0	(73,804)
Repayment of indemnifications received from Hoegh LNG	0	0	(9)	(55)	0	(64)
Conversion of subordinated units to common units	0	0	29,837	(29,837)	0	0
Other comprehensive income	0	0	0	0	(12,606)	(12,606)
Net proceeds from issuance of common units	0	1,029	0	0	0	1,029
Net proceeds from issuance of Series A Preferred Units	13,065	0	0	0	0	13,065
Issuance of units for Board of Directors' fees	0	194	0	0	0	194
Other and contributions from owners	0	180	201	137	0	518
Balance at Dec. 31, 2019	164,482	315,176	39,795	0	(17,943)	501,510
Net income	14,802	25,333	23,010	0	0	63,145
Cash distributions to unitholders	(14,698)	(31,737)	(28,451)	0	0	(74,886)
Cumulative change in accounting principle (Note 2)	0	(84)	(72)	0	0	(156)
Repayment of indemnifications received from Hoegh LNG						0
Other comprehensive income	0	0	0	0	(11,629)	(11,629)
Net proceeds from issuance of Series A Preferred Units	3,174	0	0	0	0	3,174
Issuance of units for Board of Directors' fees	0	181	0	0	0	181
Contribution from Hegh LNG	0	0	11,850	0	0	11,850
Other and contributions from owners	0	(19)	145	0	0	126
Balance at Dec. 31, 2020	$ 167,760	$ 308,850	$ 46,277	$ 0	$ (29,572)	$ 493,315